INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Preferred stock, authorized	10,000,000	10,000,000
Preferred Stock, par value	$ 0.0001	$ 0.0001
Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	50,000,000	50,000,000
Common stock, issued	6,535,014	6,535,014
Common stock, outstanding	6,535,014	6,535,014
Preferred stock, issued	1,000,000	1,000,000
Preferred stock, outstanding	1,000,000	1,000,000
Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	450,000,000	450,000,000
Common stock, issued	1,531,864	1,531,864
Common stock, outstanding	1,531,864	1,531,864
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Scenario Previously Reported [Member]
Preferred stock, authorized		50
Preferred Stock, par value		$ 0.0001
Scenario Previously Reported [Member] | Class A [Member]
Common stock, par value		$ 0.0001
Common stock, authorized		1,000
Common stock, issued		0
Common stock, outstanding		0
Scenario Previously Reported [Member] | Class B [Member]
Common stock, par value		$ 0.0001
Common stock, authorized		100
Common stock, issued		100
Common stock, outstanding		100